Supplemental Disclosure of Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2019
Statement of cash flows [abstract]
Disclosure of Changes in Operating Assets and Liabilities

	Three months ended September 30,		Nine months ended September 30,
	2019	2018	2019	2018
	$	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(85)	114	(281)	(155)
Inventory	(42)	(149)	(538)	(965)
Prepaid expenses and other current assets	(1)	311	(124)	160
Other non-current assets	—	—	—	150
Payables and accrued liabilities	(525)	158	(278)	(706)
Provision for restructuring costs	—	45	—	(1,307)
Income taxes payable	—	(565)	—	2,339
Employee future benefits (note 10)	(96)	423	(313)	567
Provisions and other non-current liabilities	—	(253)	—	(533)
	(749)	84	(1,534)	(450)